INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX [Abstract]
Composition of income tax expense (benefit)

The composition of income tax expense (benefit) for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Current	$200	$(359)	$(277)
Deferred	9,128	7,672	—
Disproportionate tax effect	—	—	1,444
Valuation allowance - change in estimate	35	(118)	(56,018)
Income tax expense (benefit)	$9,363	$7,195	$(54,851)

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate

A reconciliation of income tax expense (benefit) to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income before income tax for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Statutory rate applied to income before income tax	$10,283	$8,826	$7,930
Bank owned life insurance	(449)	(480)	(477)
Tax-exempt income	(434)	(522)	(402)
Unrecognized tax benefit	(135)	(595)	(186)
Non-deductible meals, entertainment and memberships	43	53	55
Net change in valuation allowance	35	(118)	(63,980)
Disproportionate tax effect	—	—	1,444
U.S. Treasury warrant	—	—	359
Share-based compensation	—	—	8
Other, net	20	31	398
Income tax expense (benefit)	$9,363	$7,195	$(54,851)

Summary of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2015	2014
	(In thousands)
Deferred tax assets
Loss carryforwards	$25,516	$32,933
Allowance for loan losses	7,901	9,099
Alternative minimum tax credit carry forward	3,427	3,037
Property and equipment	3,369	3,239
Purchase premiums, net	1,755	2,050
Share based payments	786	684
Valuation allowance on other real estate	592	879
Unrealized loss on trading securities	578	559
Deferred compensation	404	448
Other than temporary impairment charge on securities available for sale	382	436
Non accrual loan interest income	232	244
Reserve for unfunded lending commitments	228	189
Loss reimbursement on sold loans reserve	186	242
Unrealized loss on securities available for sale	128	—
Vehicle service contract counterparty contingency reserve	21	521
Gross deferred tax assets	45,505	54,560
Valuation allowance	(1,054)	(1,019)
Total net deferred tax assets	44,451	53,541
Deferred tax liabilities
Capitalized mortgage loan servicing rights	4,353	4,237
Deferred loan fees	256	260
Federal Home Loan Bank stock	45	196
Unrealized gain on securities available for sale	—	87
Other	162	129
Gross deferred tax liabilities	4,816	4,909
Net deferred tax assets	$39,635	$48,632

Schedule of federal net operating loss forwards

At December 31, 2015, we had federal net operating loss (“NOL”) carryforwards of approximately $73.4 million which, if not used against taxable income, will expire as follows:

(In thousands)
2030	$18,496
2031	17,170
2032	37,739
Total	$73,405

Schedule of changes in unrecognized tax benefits

Changes in unrecognized tax benefits for the years ended December 31 follow:

	2015	2014	2013
	(In thousands)
Balance at beginning of year	$1,091	$1,672	$1,871
Additions based on tax positions related to the current year	20	18	11
Reductions due to the statute of limitations	(135)	(595)	(186)
Reductions due to settlements	—	(4)	(24)
Balance at end of year	$976	$1,091	$1,672